Share-based compensation	12 Months Ended
Dec. 31, 2019
Seaspan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation

15.     Share-based compensation:

In December 2005, the Company’s Board of Directors adopted its Stock Incentive Plan (the “Plan”), under which officers, employees and directors may be granted options, restricted shares, phantom shares, and other stock-based awards as may be determined by the Company’s Board of Directors. In December 2015, the Plan, which is administered by the Company’s Board of Directors, was amended to increase the total shares of common stock reserved for issuance under the Plan to 3,000,000. The Plan was also amended to an indefinite term from the date of its adoption. In December 2017, the Plan was further amended to increase the total shares of common stock reserved for issuance under the Plan to 5,000,000. At December 31, 2019, there are 1,291,076 (2018 – 2,187,420) remaining shares left for issuance under this Plan.

A summary of the Company’s outstanding restricted shares, phantom share units, stock appreciation rights (“SARs”) and restricted stock units as of and for the twelve months ended December 31, 2019, 2018, and 2017 are presented below:

	Restricted shares		Phantom share units		Stock appreciation rights		Restricted stock units		Stock options
	Number	W.A. grant	Number	W.A. grant	Number of	W.A. grant	Number	W.A. grant	Number	W.A. grant
	of shares	date FV	of units	date FV	SARs	date FV	of units	date FV	of options	date FV
December 31, 2016	56,861	$15.48	$637,001	$14.55	$2,438,197	$2.29	$523,387	$16.71	—	—
Granted	107,270	8.97	90,000	6.85	—	—	88,293	5.93	—	—
Vested	(56,861)	15.48	—	—	—	—	(537,216)	16.16	—	—
Exchanged	—	—	—	—	—	—	—	—	—	—
Expired	—	—	—	—	(1,929,260)	2.00	—	—	—	—
Cancelled	(12,737)	9.53	—	—	(22,963)	3.40	(3,280)	9.16	—	—
December 31, 2017	94,533	8.89	727,001	13.60	485,974	3.40	71,184	7.80	—	—
Granted	664,326	7.68	30,000	6.86	—	—	109,248	9.73	500,000	2.45
Vested	(119,509)	8.52	—	—	—	—	(83,220)	9.87	—	—
Exchanged	—	—	(113,333)	18.80	—	—	—	—	—	—
Expired	—	—	—	—	(485,974)	3.40	—	—	—	—
Cancelled	(53,608)	7.10	(76,666)	7.90	—	—	(12,441)	7.28	—	—
December 31, 2018	585,742	7.76	567,002	12.97	—	—	84,771	8.33	500,000	2.45
Granted	107,400	8.64	—	—	—	—	209,732	8.80	—	—
Vested	(185,742)	7.58	—	—	—	—	(124,073)	9.20	—	—
Exchanged	—	—	(60,001)	16.68	—	—	—	—	—	—
Expired	—	—	—	—	—	—	—	—	—	—
Cancelled	—	—	—	—	—	—	(33,466)	9.05	—	—
December 31, 2019	507,400	$8.01	507,001	$12.53	$—	$—	136,964	$8.09	500,000	$2.45

During the year ended December 31, 2019, the Company amortized $3,310,000 (2018 – $2,989,000; 2017 - $10,400,000) in share-based compensation expense related to the above share-based compensation awards.

At December 31, 2019, there was $3,764,000 (2018 – $1,474,000) of total unamortized compensation costs relating to unvested share-based compensation awards, which are expected to be recognized over a weighted-average period of 22 months.

In July 2017, 1,000,000 fully vested Class A common shares were granted to the Company’s chairman of the board (the “Chairman”). In addition, in August 2017, the Chairman purchased 1,000,000 Class A common shares for $6.00 per share. As a result of these transactions, the Company recognized $6,920,000 in share-based compensation expense for the year ended December 31, 2017.

(a)	Restricted shares and phantom share units:

Class A common shares are issued on a one-for-one basis in exchange for the cancellation of vested restricted shares and phantom share units. The restricted shares generally vest over one year and the phantom share units generally vest over three years.

In December 2018, the Company granted the CEO 500,000 restricted shares. These restricted shares vest over five years, up to maximum amount each year. As of December 31, 2019, 100,000 of these restricted shares are vested.

(b)	Restricted stock units:

Under the Company’s Cash and Equity Bonus Plan, the Company grants restricted stock units to eligible participants. The restricted stock units generally vest over three years, in equal one-third amounts on each anniversary date of the date of the grant. Upon vesting of the restricted stock units, the participant will receive Class A common shares. This plan was renewed on July 1, 2018.

In March 2019, the Company cancelled 100,000 restricted shares previously issued to the former Chief Executive Officer (“former CEO”) of the Company.

(c)	Stock options:

In January 2018, the Company granted the CEO stock options to acquire 500,000 Class A common shares at an exercise price of $7.20 per share. The stock options vest equally on each of the first five anniversaries of the CEO’s start date in January 2018 and expire on January 8, 2028. As at December 31, 2019, 100,000 of these stock options are vested and exercisable.